Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 581,723	$ 460,494	$ 449,678
Loss (gain) on disposal of property, plant and equipment	$ 38,286	$ 9,962	$ (13,926)